UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment  [  ]; Amendment Number: ______
This Amendment (Check only one.):  [  ] is a restatement.
		                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	  Alpine Securities USVI, LLC
Address:  6100 Red Hook
	  Quarter #2, Suite A3-1
	  St. Thomas, VI 00802

Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Andrew Park
Title:	Chief Operating Officer
Phone:  646-961-3213


Signature, Place, and Date of Signing:

  (s) Andrew Park       St. Thomas, US Virgin Islands       8/15/2012
-------------------  ----------------------------------	  -------------
    [Signature]     	     [City, State]		     [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this
    report, and all holdings are reported by other 	reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total: $78,451
				       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

					NONE


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

                                                            VALUE              SH/  PUT/INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP    ($000's)   AMOUNT   PRN  CALLDISCRETION  MANAGER   SOLE   SHARED NONE
---------------------------------------------------------  --------  -----------------------------------------------------------

ALEXANDRIA REAL ESTATE EQ IN         COM        015271109     293      4192    SH          SOLE               4192
AMERICAN ORIENTAL BIOENGR IN         COM        28731107      104     41450    SH          SOLE               41450
ASIAINFO HLDGS INC                   COM        04518A104     418     19100    SH          SOLE               19100
ASSURED GUARANTY LTD                 COM        G0585R106     136     10237    SH          SOLE               10237
ATHEROS COMMUNICATIONS INC           COM        04743P108     468     17005    SH          SOLE               17005
AUTONATION INC                       COM        05329W102     332     14300    SH          SOLE               14300
BALLY TECHNOLOGIES INC               COM        05874B107     473     14600    SH          SOLE               14600
CHINA BAK BATTERY INC                COM        16936Y100     47      26797    SH          SOLE               26797
CHINA GREEN AGRICULTURE INC          COM        16943W105     171     19078    SH          SOLE               19078
CHUBB CORP                           COM        171232101     331      5800    SH          SOLE               5800
CITIGROUP INC                        COM        172967101     45      12000    SH          SOLE               12000
CITIGROUP INC                        COM        172967101     47      12000    SH          SOLE               12000
COGO GROUP INC                       COM        192448108     87      14000    SH          SOLE               14000
COMERICA INC                  *W EXP 11/14/201  200340115    11492    901300   SH          SOLE              901300
CONVERTED ORGANICS INC               COM        21254S107     126     200000   SH          SOLE              200000
CONVERTED ORGANICS INC               COM        21254S107     86      200000   SH          SOLE              200000
DISCOVERY LABORATORIES INC N         COM        254668106      3      14500    SH          SOLE               14500
DISNEY WALT CO                   COM DISNEY     254687106     324      9800    SH          SOLE               9800
DOMTAR CORP                        COM NEW      257559203     493     10023    SH          SOLE               10023
DRYSHIPS INC                         SHS        Y2109Q101    4909    1375000   SH          SOLE              1375000
E TRADE FINANCIAL CORP             COM NEW      269246401     428     36175    SH          SOLE               36175
EXXON MOBIL CORP                     COM        30231G102    25682    450000   SH          SOLE              450000
FIRST BANCORP P R                    COM        318672102     48      171468   SH          SOLE              171468
FUSHI COPPERWELD INC                 COM        36113E107     108     13150    SH          SOLE               13150
HARBIN ELECTRIC INC                  COM        41145W109     185     11100    SH          SOLE               11100
HATTERAS FINL CORP                   COM        41902R103     202      7108    SH          SOLE               7108
HECLA MNG CO                         COM        422704106     52      10000    SH          SOLE               10000
INTUIT                               COM        461202103     324      7400    SH          SOLE               7400
ISHARES TR INDEX                RUSSELL 1000    464287622    1046     18300    SH          SOLE               18300
ISHARES TR INDEX               DJ US TELECOMM   464287713     346     18534    SH          SOLE               18534
J CREW GROUP INC                     COM        46612H402     442     12007    SH          SOLE               12007
MCKESSON CORP                        COM        58155Q103     327      5300    SH          SOLE               5300
PDL BIOPHARMA INC                    COM        69329Y104     68      12960    SH          SOLE               12960
PEPSICO INC                          COM        713448108     332      5000    SH          SOLE               5000
PROCTER & GAMBLE CO                  COM        742718109     330      5500    SH          SOLE               5500
QUALCOMM INC                         COM        747525103    11494    350000   SH          SOLE              350000
REGENERON PHARMACEUTICALS            COM        75886F107     394     17642    SH          SOLE               17642
REPUBLIC SVCS INC                    COM        760759100     329     10800    SH          SOLE               10800
SELECT SECTOR SPDR TR           SBI INT-FINL    81369Y605    2351     170242   SH          SOLE              170242
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209    1781     63150    SH          SOLE               63150
SELECT SECTOR SPDR TR           SBI INT-TECH    81369Y803    1398     68523    SH          SOLE               68523
SELECT SECTOR SPDR TR           SBI INT-INDS    81369Y704    1008     36735    SH          SOLE               36735
SELECT SECTOR SPDR TR          SBI INT- ENERGY  81369Y506     794     15988    SH          SOLE               15988
SELECT SECTOR SPDR TR           SBI MATERIALS   81369Y100     326     11500    SH          SOLE               11500
SHENGDA TECH INC                     COM        823213103     87      18300    SH          SOLE               18300
SOHU COM INC                         COM        83408W103     551     13406    SH          SOLE               13406
STEC INC                             COM        784774101     311     25000    SH          SOLE               25000
TOWERS WATSON & CO                  CL A        891894107     439     11309    SH          SOLE               11309
WABASH NATL CORP                     COM        929566107     484     68136    SH          SOLE               68136
WASHINGTON FED INC            *W EXP 11/14/201  938824117     476     82700    SH          SOLE               82700
WELLS FARGO & CO NEW          *W EXP 10/28/201  949746119    5169     669500   SH          SOLE              669500
WENDYS ARBYS GROUP INC               COM        950587105     46      11550    SH          SOLE               11550
WHITING PETE CORP NEW                COM        966387102     221      2316    SH          SOLE               2316
WONDER AUTO TECHNOLOGY INC           COM        978166106     93      12700    SH          SOLE               12700
XYRATEX LTD                          COM        G98268108     194     13686    SH          SOLE               13686
YRC WORLDWIDE INC                    COM        984249102     32      211350   SH          SOLE              211350
ZHONGPIN INC                         COM        98952K107     169     14400    SH          SOLE               14400

